LEASES (Tables)	9 Months Ended
Sep. 30, 2024
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the nine months ended September 30, 2024 are as follows:

2024
US$’000 (Unaudited)

Right-of-use assets at January 1, 2024	80,502
Additions	25,231
Exchange realignment	760
Depreciation of right-of-use assets	(7,041)
Right-of-use assets at September 30, 2024	99,452

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the nine months ended September 30, 2024 are as follows:

2024
US$’000 (Unaudited)
Carrying amount at January 1, 2024	47,344
Additions	5,271
Accretion of interest recognized during the period	1,165
Payments	(4,247)
Exchange realignment	435
Carrying amount at September 30, 2024	49,968
Analyzed into:
Current portion	4,342
Non-current portion	45,626
Total	49,968